Shareholders' Equity and Noncontrolling Interests Shareholders' Equity and Noncontrolling Interests (Details) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended				10 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended		9 Months Ended
	Oct. 01, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010 Successor Common Stock to Holders of Pre-petition Notes [Member]	Oct. 01, 2010 Successor Common Stock to Certain Holders [Member]	Dec. 31, 2011 Halla Climate Control Corporation [Member]	Dec. 31, 2010 Halla Climate Control Corporation [Member]	Oct. 31, 2011 Duckyang Industry Co. Ltd. [Member]	Dec. 31, 2011 Duckyang Industry Co. Ltd. [Member]	Dec. 31, 2010 Duckyang Industry Co. Ltd. [Member]	Dec. 31, 2011 Visteon Interiors Korea Ltd. [Member]	Dec. 31, 2010 Visteon Interiors Korea Ltd. [Member]	Dec. 31, 2011 Other Entity [Member]	Dec. 31, 2010 Other Entity [Member]	Dec. 31, 2011 5-Year Warrants [Member]	Oct. 01, 2010 5-Year Warrants [Member]	Dec. 31, 2011 10-year Warrants [Member]	Oct. 01, 2010 10-year Warrants [Member]	Oct. 01, 2010 Restricted Stock Under A Post-emergence Share-based Incentive Compensation Program [Member]
Stock Issued During Period, Shares	45,000,000				2,500,000	1,000,000
Proceeds from rights offering	$ 1,250,000,000
Class of Warrant, Outstanding																1,549,345	1,552,774	476,034	2,355,000
Exercise Price of Warrants or Rights																$ 58.80	$ 58.80	$ 9.66	$ 9.66
Restricted stock issued																				1,200,000
Treasury Stock, Shares			640,000	500,000
Stock Warrants, Fair Value																	3.62		15.00
Stock Contributed to Pension, Shares		1,453,489
Value of company stock contributed to pension		70,000,000
Interest in Halla							70.00%
Percentage of ownership sold									1.00%
Percentage of ownership before transaction									51.00%
Total assets			4,969,000,000	5,208,000,000					217,000,000
Total liabilities									159,000,000
Non-controlling interests			690,000,000	690,000,000			660,000,000	633,000,000	29,000,000		28,000,000	20,000,000	19,000,000	10,000,000	10,000,000
Percentage of ownership after transaction									50.00%
Fair value of equity in net assets of non-consolidated affiliates									33,000,000
Remeasurement gain										4,000,000
Foreign currency translation adjustments			(41,000,000)	1,000,000
Pension and other postretirement benefit adjustments, net of tax			25,000,000	51,000,000
Unrealized hedging losses and other			(9,000,000)	(2,000,000)
Accumulated other comprehensive (loss) income			(25,000,000)	50,000,000					1,000,000
Deconsolidation gain			8,000,000
Net sales									588,000,000
Cost of sales									$ 580,000,000
Warrants, Expiration Date																5 years		10 years